Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,439	€ 6,446
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Fair value	6,797
Financial assets at fair value through profit or loss | Level 1
Financial assets at fair value through profit or loss
Fair value	6,169
Financial assets at fair value through profit or loss | Level 2
Financial assets at fair value through profit or loss
Fair value	270
Financial assets held for trading
Financial assets at fair value through profit or loss
Fair value	6,439
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Fair value	965
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Fair value	938
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Fair value	66
Individual amount limit to be included in other related parties	50
Securities lending
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 738	€ 1,288